Warrant Derivative Liabilities (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Fair value of 1,000 March 17, 2017 warrants	$ 162	$ 256	$ 537
Fair value of 1,850 May 22, 2017 warrants	325	505	1,001
Fair value of 2,565 March 16, 2018 warrants	736	1,040	2,156
Fair value of 2,969 August 14, 2018 warrants	936	1,303
Total	2,159	3,104	$ 3,694
Inception [Member]
Fair value of 1,000 March 17, 2017 warrants	4,609	4,609
Fair value of 1,850 May 22, 2017 warrants	7,772	7,772
Fair value of 2,565 March 16, 2018 warrants	3,023	3,023
Fair value of 2,969 August 14, 2018 warrants	2,892	2,892
Total	$ 18,296	$ 18,296